LOAN PAYABLE	6 Months Ended
Jun. 30, 2019
Loan Payable
LOAN PAYABLE
NOTE 8 – LOAN PAYABLE

In December 2018, the Company entered into an agreement with a financing company to provide it €2,000 ($2,279 as of June 30, 2019) as a loan until December 2020. The loan can be repaid earlier but not before December 2019. The loan bears interest of ten percent per annum. Interest is being paid quarterly.